Fair Value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative
Cash margin requirement for future trades	$ 0	$ 82
Freight Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivative
Cash margin requirement for future trades	0	82
Freight and Bunker Derivatives
Derivative
Restricted cash for future trades	$ 0	$ 153